Subsequent events (Details) (USD $) In Thousands, except Share data, unless otherwise specified		1 Months Ended
	Dec. 31, 2011	Jan. 31, 2012 Conversion of senior secured convertible notes due 2012
Subsequent events
Conversion of senior secured convertible notes (in shares)		3,588,025
Conversion price (in dollars per ADS)	4.06
Carrying Amount		$ 14,600